Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Ballard Power Systems Inc.
Entity Central Index Key	0001453015
Document Type	40-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	231,812,809